Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

		As of December 31, 2023
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862

		As of December 31, 2024
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862

	US$	US$	US$	US$
Investment at fair value - Foreign exchange investment	44,268	-	-	44,268

Schedule of Estimated Useful Lives of Related Assets

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
Internally developed software	3 years
Software	3 years

Schedule of Disaggregation Information of Revenues

The following table presents disaggregated information of revenues by business lines for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Initial set up, installation and customization services	7,140,076	8,973,079	2,700,199	347,619
Subscriptions	11,414,976	11,445,019	11,419,059	1,470,070
Hosting, support and maintenance services	4,186,369	4,338,184	4,893,759	630,014
Liquidity services	6,699,586	2,626,516	1,902,895	244,975
White label services	1,889,188	2,122,198	3,018,561	388,604
Quotes/news/package subscription services	3,601,632	2,456,181	2,150,845	276,896
Total revenue	34,931,827	31,961,177	26,085,318	3,358,178

Revenue disaggregated by timing of revenue recognition for 2022, 2023 and 2024 is disclosed in the table below:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Point in time	6,699,586	2,626,516	1,902,895	244,975
Over time	28,232,241	29,334,661	24,182,423	3,113,203
Total revenue	34,931,827	31,961,177	26,085,318	3,358,178